STEIN ROE MUTUAL FUNDS [LOGO]

                    February 19, 1997




Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

Re:  Stein Roe Municipal Trust
     File No. 2-99356 and 811-4367

Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Statement of Additional Information with respect to Stein Roe Municipal Trust does not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Sincerely,


NICOLETTE D. PARRISH
Nicolette D. Parrish
Vice-President and Assistant Secretary




Stein Roe Mutual Funds  One South Wacker Drive  Chicago, IL
60606-4685  312.368.7700
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Liberty Securities Corporation, Distributor